ACQUISITIONS (Acquisition of Holsun) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Holsun [Member] CNY	Dec. 31, 2012 Holsun [Member] CNY	Dec. 31, 2012 Holsun [Member] Trade name [Member] CNY	Dec. 31, 2012 Holsun [Member] Customer list [Member] CNY
Business Acquisition [Line Items]
Contingent purchase consideration						19,300,000
Contingent purchase consideration, amount paid	3,022,945	18,300,000	6,000,000	14,156,704	13,300,000	6,000,000
Second maximum contingent consideration						9,000,000
Contingent consideration liability, current			6,900,334			6,900,334
Accrued purchase consideration	1,335,307	8,083,545	13,300,000		8,083,545
Recognized difference of fair value of contingent consideration					1,183,211
Indemnification asset						371,000
Intangible assets with definite lives						9,480,000	6,580,000	2,900,000
Goodwill	15,900,283	96,255,546	77,782,117	61,060,783		16,720,334
Total purchase consideration						26,571,334
Useful lives							3 years	5 years